OPERATING LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Operating Lease
Schedule of Assets and Liabilities Related to Company's Leases

	As of June 30,	As of December 31,
	2023	2022
Operating lease right-of-use assets, net	$3,929,876	$4,324,514
Current portion of operating lease liability	765,378	733,572
Non-current portion of operating lease liability	3,411,364	3,827,878

	As of December 31,
	2022	2021
Operating lease right-of-use assets, net	$4,324,514	$4,984,688
Current portion of operating lease liability	733,572	646,742
Non-current portion of operating lease liability	3,827,878	4,532,490

Schedule of Future Maturities of Operating Lease Liability

Remainder of 2023	$509,232
2024	1,049,018
2025	1,080,488
2026	1,112,903
2027	1,146,290
Total lease payments	4,897,931
Less amounts representing interest	(721,189)
Present value of lease liability	$4,176,742

The remaining weighted average lease term and discount rate of the operating leases is 54 months and 7.0%, respectively.

2023	$1,029,633
2024	1,060,187
2025	1,090,196
2026	1,112,903
2027	1,146,291
Total lease payments	$5,439,210
Less amounts representing interest	$(877,760)
Present value of lease liability	$4,561,450